INCOME TAXES	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
INCOME TAXES

11.	INCOME TAXES

The primary differences between the federal statutory income tax rate and the Company’s effective tax rate are due to permanent differences such as meals and entertainment expenses that are non-deductible for tax, state income taxes, the net change in valuation allowance, and other non-taxable items.

The tax effects of temporary differences and carryforwards that gave rise to significant portions of the deferred tax assets and liabilities for the nine months ended September 30, 2025 and 2024, were net operating loss carryforwards, accruals and reserves, credits, fixed assets, and other items.

At December 31, 2024, a full valuation allowance was provided for the tax benefits that may not be realized and is still in effect at September 30, 2025. Management believes, based on a variety of factors, it is more likely than not that the deferred income tax assets will not be fully realized.

11.	INCOME TAXES

The components of income (loss) before taxes are as follows (in thousands):

	2024	2023
	(in thousands)
Domestic	$(20,570)	$(14,741)
Foreign	(500)	(830)
Income before Income Taxes	$(21,070)	$(15,571)

The provision/(benefit) for income taxes consists of:

	Year Ended December 31,
	2024	2023
	(in thousands)
Current:
Federal	$-	$-
State	(15)	(2)
Foreign	-	-
Total Current	(15)	(2)

Deferred:
Federal	-	-
State	-	-
Total Deferred	-	-

Total provision/(benefit)	$(15)	$(2)

Reconciliation of the benefit for income taxes calculated at the statutory rate to our benefit for income taxes is as follows:

	Year Ended December 31,
	2024	2023
	(in thousands)
U.S. federal taxes at statutory rate	$(4,421)	$(3,238)
State Taxes, net of federal benefit	(189)	3
Foreign Rate Differential	(9)	43
Permanent non-deductible items	509	51
Change in fair value of derivative liability	902	-
Debt discount amortization	645	-
Research Tax Credits	(178)	(186)
Change in Valuation Allowance	2,835	3,434
Other	(109)	(107)
Release of FIN 48	-	(2)
Total Provision/(Benefit) for income taxes	(15)	(2)

Deferred income taxes reflect the net tax effects of (a) temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes, and (b) operating losses and tax credit carryforwards.

Significant components of the Company’s deferred tax assets and liabilities are as follows:

	Year Ended December 31,
	2024	2023
	(in thousands)
Deferred Tax Assets:
Net operating loss carry-forwards	$7,440	$5,253
Research and development tax credits	543	365
Capitalized research and development	1,319	872
Accruals and reserves	502	528
Inventory allowance	687	684
Lease liability	242	283
Other	58	36
Total deferred tax assets	10,791	8,021
Valuation allowance	(10,483)	(7,648)
Deferred tax assets net of valuation allowance	308	373
Deferred Tax Liabilities:
Depreciation and amortization	(85)	(123)
Right-of-use asset	(223)	(250)
Total deferred tax liabilities	(308)	(373)
Net deferred tax assets	$-	$-

As of December 31, 2024, the Company had federal and state net operating loss carryforwards of approximately $28.6 million and 25.8 million, respectively. Federal net operating loss (“NOL”) carryforwards generated after tax year 2017 are subject to an 80% limitation on taxable income, do not expire and will carryforward indefinitely. State net operating loss carryforwards in the amount of $25.2 million begin expiring in 2031.

In addition, as of December 31, 2024, the Company also had federal research and development tax credit carryforwards of $0.5 million, which may be available to reduce future tax liabilities and expire beginning in 2042.

Utilization of the U.S. federal and state net operating loss carryforwards and research and development tax credit carryforwards may be subject to a substantial annual limitation under Section 382 and Section 383 of the Internal Revenue Code of 1986, as amended, or the Code, and corresponding provisions of state law, due to ownership changes that have occurred previously or that could occur in the future. These ownership changes may limit the amount of carryforwards that can be utilized annually to offset future taxable income and tax liabilities.

Realization of deferred tax assets is dependent upon future earnings, if any, the timing, and amount of which are uncertain. Due to the lack of earnings history, the net deferred tax assets have been fully offset by a valuation allowance. Management believes, based on a variety of factors, it is more likely than not that the deferred income tax assets will not be fully realized. The valuation allowance increased by approximately $2.8 million and $4.2 million during the years ended December 31, 2024 and 2023, respectively.

The Tax Cuts and Jobs Act of 2017, requires taxpayers to capitalize and amortize research and development costs for the tax years beginning after December 31, 2021. For the year ended December 31, 2024, the capitalization and amortization of research and development costs resulted in a $7.1 million reduction of federal and state net operating loss carryforwards before considering tax amortization for said addbacks. In accordance with Section 174 of the Tax Act, the Company will amortize research and development costs for tax purposes over 5 years for costs of research and development performed in the U.S. and over 15 years for costs of research and development performed outside the U.S.

Uncertain Tax Positions

The Company applies the provisions of ASC Topic 740 to account for uncertain income tax positions. A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	Year Ended December 31,
	2024	2023
	(in thousands)
Beginning balance	-	2
Additions based on tax positions related to the current year	-	-
Decreases related to prior year’s positions	-	(2)
Ending balance	-	-

It is the Company’s policy to include penalties and interest expense related to income taxes as a component of interest and other income, net, as necessary. As of December 31, 2024, and 2023, there were no accrued interest and penalties related to uncertain tax positions. There are no uncertain tax positions as of December 31, 2024.

The Company is subject to examination by U.S. federal or state tax authorities for all years since the Company’s inception in 2021.